SCHEDULE OF OUTSTANDING NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES (Details) shares in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance		847,437	461,000
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 4.21	$ 5.59
Granted/issued/acquired		212,500	1,002,395	[1]
Weighted Average Exercise Price, Granted/issued/acquired (Note 5) | $ / shares		$ 4.14	$ 3.34	[1]
Exercised/settled		(15,000)	(260,596)
Weighted Average Exercise Price, Exercised/settled | $ / shares		$ 3.05	$ 1.93
Expired		(5,000)	(332,359)
Weighted Average Exercise Price, Expired | $ / shares		$ 8.75	$ 5.20
Expired		5,000	332,359
Forfeited		(10,000)	(23,004)
Weighted Average Exercise Price, Forfeited | $ / shares		$ 3.87	$ 4.26
Forfeited		10,000	23,004
Outstanding, Ending Balance		1,029,937	847,437
Weighted Average Exercise Price, Ending Balance | $ / shares		$ 4.20	$ 4.21
Outstanding, Ending Balance		1,029,937	847,437
Exercisable, Ending Balance		752,644	548,009
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance | $ / shares		$ 4.33	$ 4.52
Exercised/settled		15,000	260,596
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance		465,511	572,485
Granted/issued/acquired		419,405	337,331	[1]
Exercised/settled		(41,117)	(224,750)
Expired			(91,332)
Expired			91,332
Forfeited			(128,223)
Forfeited			128,223
Outstanding, Ending Balance		843,799	465,511
Outstanding, Ending Balance		843,799	465,511
Exercisable, Ending Balance
Exercised/settled		41,117	224,750
Deferred Stock Units (DSUs) [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance		491,330	467,572
Granted/issued/acquired		129,749	217,264	[1]
Exercised/settled		(86,904)	(193,507)
Expired
Expired
Forfeited
Forfeited
Outstanding, Ending Balance		534,175	491,330
Outstanding, Ending Balance		534,175	491,330
Exercisable, Ending Balance		98,417	98,417
Exercised/settled		86,904	193,507
Warrants [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance	[2]	2,538,588	1,092,500
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 6.00	$ 7.00
Granted/issued/acquired	[2]		1,448,488
Weighted Average Exercise Price, Granted/issued/acquired (Note 5) | $ / shares			$ 5.23	[1]
Exercised/settled	[2]		(2,400)
Weighted Average Exercise Price, Exercised/settled | $ / shares			$ 3.45
Expired	[2]
Weighted Average Exercise Price, Expired | $ / shares
Expired	[2]
Forfeited	[2]
Weighted Average Exercise Price, Forfeited | $ / shares
Forfeited	[2]
Outstanding, Ending Balance	[2]	2,538,588	2,538,588
Weighted Average Exercise Price, Ending Balance | $ / shares		$ 6.00	$ 6.00
Outstanding, Ending Balance	[2]	2,538,588	2,538,588
Exercisable, Ending Balance	[2]	2,538,588	2,538,588
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance | $ / shares		$ 6.00	$ 6.00
Exercised/settled	[2]		2,400

[1]	On April 22, 2020, the Company issued 531,895 Options and 305,060 Warrants (“$3.30 Warrants”) in replacement of Otis Options and Warrants outstanding at the date of acquiring Otis. In accordance with the Otis Stock Option Plan, 130,365 stock options expired on July 22, 2020, 90 days after the closing of the Transaction.
[2]	The Company has the following warrants outstanding: